Employees (Tables)	12 Months Ended
Dec. 31, 2023
Classes of employee benefits expense [abstract]
Summary of Staff Cost, Average Number of Employees and Key Management Compensation
4A. Staff and management costs

	€ million	€ million	€ million
Staff costs	2023	2022	2021
Wages and salaries	(5,722)	(5,857)	(5,062)
Social security costs	(591)	(587)	(529)
Other pension costs	(348)	(396)	(401)
Share-based compensation costs	(212)	(177)	(161)
	(6,873)	(7,017)	(6,153)

	‘000	‘000	‘000
Average number of employees during the year (a)	2023	2022	2021
Asia Pacific Africa	64	73	84
The Americas	38	38	37
Europe	26	27	28
	128	138	149
(a)Reduction in average number of employees is primarily driven by disposal of ekaterra in 2022.

	€ million	€ million	€ million
Key management compensation	2023	2022	2021
Salaries and short-term employee benefits	(41)	(41)	(29)
Share-based benefits(a)	(13)	(15)	(10)
	(54)	(56)	(39)
Of which: Executive Directors	(13)	(12)	(8)
Other(b)	(41)	(44)	(31)

Non-Executive Directors’ fees	(2)	(2)	(2)
	(56)	(58)	(41)
(a)Share-based benefits are expenses recognised for the period. Share-based benefits compensation on a vesting basis is €8 million (2022: €12 million; 2021: €6 million).
(b)Other includes all members of the Unilever Leadership Executive, other than Executive Directors.

Summary of Assumptions, Weighted by Liabilities for Valuation of Defined Benefit Plans	The following table shows the assumptions, weighted by liabilities, used to value the principal defined benefit plans (representing approximately 96% of total pension liabilities and other post-employment benefit liabilities).

	31 December 2023		31 December 2022
	Defined benefit pension plans	Other post- employment benefit plans	Defined benefit pension plans	Other post- employment benefit plans
Discount rate	4.4%	5.9%	4.6%	5.9%
Inflation	2.8%	n/a	2.8%	n/a
Rate of increase in salaries	3.4%	2.9%	3.3%	3.0%
Rate of increase for pensions in payment (where provided)	2.6%	n/a	2.4%	n/a
Rate of increase for pensions in deferment (where provided)	2.8%	n/a	2.6%	n/a
Long-term medical cost inflation	n/a	5.5%	n/a	5.1%
For the most material other post-employment benefit plan in the US a higher initial level of medical cost inflation is assumed which falls from the initial rate of 7% to the long-term rate of 5% after 8 years. Assumed healthcare cost trend rates have a significant effect on the amounts reported for healthcare plans.
4B. Pensions and similar obligations continued
For the UK and Netherlands pension plans, representing approximately 66% of all defined benefit pension liabilities, the assumptions used at 31 December 2023 and 2022 were:

	United Kingdom		Netherlands
	2023	2022	2023	2022
Discount rate	4.7%	5.0%	3.2%	3.7%
Inflation	3.0%	3.1%	2.1%	2.2%
Rate of increase in salaries	3.6%	3.6%	2.6%	2.7%
Rate of increase for pensions in payment (where provided)	2.8%	2.9%	2.1%	2.2%
Rate of increase for pensions in deferment (where provided)	2.8%	2.9%	2.1%	2.2%
Number of years a current pensioner is expected to live beyond age 65:
Men	21.5	21.8	21.9	21.8
Women	23.1	23.6	24.1	24.0
Number of years a future pensioner currently aged 45 is expected to live beyond age 65:
Men	22.4	22.9	23.9	23.8
Women	24.2	24.8	26.1	26.0

Summary of Charge to Operating Profit
The charge to the income statement comprises:

		€ million	€ million	€ million
	Notes	2023	2022	2021
Charged to operating profit:
Defined benefit pension and other benefit plans:
Gross service cost		(128)	(186)	(228)
Employee contributions		11	12	13
Special termination benefits		(14)	(11)	(15)
Past service cost including (losses)/gains on curtailments		3	–	18
Settlements		2	1	1
Defined contribution plans		(222)	(212)	(190)
Total operating cost	4A	(348)	(396)	(401)
Finance income/(cost)(a)	5	110	44	(10)
Net impact on the income statement (before tax)		(238)	(352)	(411)
(a)This includes the impact of interest on asset ceiling.

Summary of Amounts Recognised in Statement of Comprehensive Income on Remeasurement of Net Defined Benefit Liability
Amounts recognised in the statement of comprehensive income on the remeasurement of the surplus/(deficit).

	€ million	€ million	€ million
	2023	2022	2021
Return on plan assets excluding amounts included in net finance income/(cost)	131	(6,483)	1,958
Change in asset ceiling excluding amounts included in finance cost	(6)	(184)	(17)
Actuarial gains/(losses) arising from changes in demographic assumptions	98	(24)	(4)
Actuarial gains/(losses) arising from changes in financial assumptions	(552)	6,914	342
Experience gains/(losses) arising on pension plan and other benefit plan liabilities	(416)	(760)	126
Total of defined benefit costs recognised in other comprehensive income	(745)	(537)	2,405

Summary of Assets, Liabilities and Surplus/ (Deficit) Position of Pension and Other Post-Employment Benefit Plans at Balance Sheet Date
The assets, liabilities and surplus/(deficit) position of the pension and other post-employment benefit plans at the balance sheet date were:

	€ million 2023		€ million 2022
	Pension plans	Other post- employment benefit plans	Pension plans	Other post- employment benefit plans
Fair value of assets	20,174	4	19,361	6
Present value of liabilities	(17,174)	(348)	(16,199)	(365)
Computed surplus/(deficit)	3,000	(344)	3,162	(359)
Irrecoverable surplus(a)	(255)	–	(234)	–
Surplus/(deficit)	2,745	(344)	2,928	(359)
Of which in respect of:
Funded plans in surplus:
Liabilities	(13,739)	–	(12,030)	–
Assets	17,775	–	16,524	–
Aggregate surplus	4,036	–	4,494	–
Irrecoverable surplus(a)	(255)	–	(234)	–
Surplus/(deficit)	3,781	–	4,260	–
Funded plans in deficit:
Liabilities	(2,715)	(39)	(3,417)	(39)
Assets	2,399	4	2,837	6
Surplus/(deficit)	(316)	(35)	(580)	(33)
Unfunded plans:
Pension liability	(720)	(309)	(752)	(326)
(a)A surplus is deemed recoverable to the extent that the Group is able to benefit economically from the surplus. Unilever assesses the maximum economic benefit available through a combination of refunds and reductions in future contributions in accordance with local legislation and individual financing arrangements with each of our funded defined benefit plans.
Summary of Movements in Assets
The group of plans within ‘Rest of world’ category in the tables below are not materially different with respect to their risks that would require disaggregated disclosure.
Movements in assets during the year:

			Rest of	€ million			Rest of	€ million
	UK	Netherlands	world	2023 Total	UK	Netherlands	world	2022 Total
1 January fair value of assets	8,704	5,343	5,320	19,367	14,332	6,099	6,262	26,693
1 January irrecoverable surplus	–	–	(234)	(234)	–	–	(50)	(50)
1 January (after irrecoverable surplus)	8,704	5,343	5,086	19,133	14,332	6,099	6,212	26,643
Employee contributions	–	–	11	11	1	–	11	12
Settlements	–	–	(1)	(1)	–	–	–	–
Actual return on plan assets (excluding amounts in net finance income/charge)	(227)	146	212	131	(4,870)	(668)	(945)	(6,483)
Change in asset ceiling excluding amounts included in interest expenses	–	–	(6)	(6)	–	–	(184)	(184)
Interest income(a)	432	194	233	859	264	66	166	496
Employer contributions	50	9	348	407	66	8	229	303
Benefit payments	(459)	(178)	(485)	(1,122)	(511)	(161)	(512)	(1,184)
Other (b)	–	–	371	371	–	(1)	(1)	(2)
Currency retranslation	179	–	(39)	140	(578)	–	110	(468)
31 December (after irrecoverable surplus)	8,679	5,514	5,730	19,923	8,704	5,343	5,086	19,133
31 December irrecoverable surplus	–	–	(255)	(255)	–	–	(234)	(234)
31 December fair value of assets	8,679	5,514	5,985	20,178	8,704	5,343	5,320	19,367
(a)This includes the impact of interest on asset ceiling.
(b)The majority of 'Other' during 2023 is explained by reclassification of India HUL and GSK Provident Funds from Defined Contribution to Defined Benefit reporting adding €368 million to both assets and liabilities at year end 2023. The impact on the overall (deficit)/surplus is nil.
Summary of Movements in Liabilities
Movements in liabilities during the year:

			Rest of	€ million			Rest of	€ million
	UK	Netherlands	world	2023 Total	UK	Netherlands	world	2022 Total
1 January	(6,838)	(3,734)	(5,992)	(16,564)	(11,453)	(4,937)	(7,260)	(23,650)
Gross service cost	(42)	(5)	(81)	(128)	(86)	(4)	(96)	(186)
Special termination benefits	–	–	(14)	(14)	–	–	(11)	(11)
Past service costs including losses/(gains) on curtailments	–	–	3	3	–	–	–	–
Settlements	–	–	3	3	–	–	1	1
Interest cost	(335)	(135)	(279)	(749)	(210)	(54)	(188)	(452)
Actuarial gain/(loss) arising from changes in demographic assumptions	104	–	(6)	98	1	(50)	25	(24)
Actuarial gain/(loss) arising from changes in financial assumptions	(243)	(236)	(73)	(552)	4,196	1,527	1,191	6,914
Actuarial gain/(loss) arising from experience adjustments	(220)	(99)	(97)	(416)	(276)	(377)	(107)	(760)
Benefit payments	459	178	485	1,122	511	161	512	1,184
Other(a)	–	–	(371)	(371)	–	–	15	15
Currency retranslation	(135)	–	181	46	479	–	(74)	405
31 December	(7,250)	(4,031)	(6,241)	(17,522)	(6,838)	(3,734)	(5,992)	(16,564)
(a)The majority of 'Other' during 2023 is explained by reclassification of India HUL and GSK Provident Funds from Defined Contribution to Defined Benefit reporting adding €368 million to both assets and liabilities at year end 2023. The impact on the overall (deficit)/surplus is nil.

Summary of Movements in (Deficit)/Surplus
Movements in (deficit)/surplus during the year:

			Rest of	€ million			Rest of	€ million
	UK	Netherlands	world	2023 Total	UK	Netherlands	world	2022 Total
1 January	1,866	1,609	(906)	2,569	2,879	1,162	(1,048)	2,993
Gross service cost	(42)	(5)	(81)	(128)	(86)	(4)	(96)	(186)
Employee contributions	–	–	11	11	1	–	11	12
Special termination benefits	–	–	(14)	(14)	–	–	(11)	(11)
Past service costs including losses/(gains) on curtailments	–	–	3	3	–	–	–	–
Settlements	–	–	2	2	–	–	1	1
Actual return on plan assets (excluding amounts in net finance income/charge)	(227)	146	212	131	(4,870)	(668)	(945)	(6,483)
Change in asset ceiling excluding amounts included in interest expenses	–	–	(6)	(6)	–	–	(184)	(184)
Interest cost	(335)	(135)	(279)	(749)	(210)	(54)	(188)	(452)
Interest income(a)	432	194	233	859	264	66	166	496
Actuarial gain/(loss) arising from changes in demographic assumptions	104	–	(6)	98	1	(50)	25	(24)
Actuarial gain/(loss) arising from changes in financial assumptions	(243)	(236)	(73)	(552)	4,196	1,527	1,191	6,914
Actuarial gain/(loss) arising from experience adjustments	(220)	(99)	(97)	(416)	(276)	(377)	(107)	(760)
Employer contributions	50	9	348	407	66	8	229	303
Benefit payments	–	–	–	–	–	–	–	–
Other	–	–	–	–	–	(1)	14	13
Currency retranslation	44	–	142	186	(99)	–	36	(63)
31 December	1,429	1,483	(511)	2,401	1,866	1,609	(906)	2,569
(a)This includes the impact of interest on asset ceiling.

Summary of Movements in Irrevocable Surplus
Movements in irrecoverable surplus during the year:

			Rest of	€ million			Rest of	€ million
	UK	Netherlands	world	2023 Total	UK	Netherlands	world	2022 Total
1 January	–	–	(234)	(234)	–	–	(50)	(50)
Interest income	–	–	(7)	(7)	–	–	2	2
Change in irrecoverable surplus in excess of interest	–	–	(6)	(6)	–	–	(184)	(184)
Currency retranslations	–	–	(8)	(8)	–	–	(2)	(2)
31 December	–	–	(255)	(255)	–	–	(234)	(234)

Summary of Principal Defined Benefit Liabilities and Split of Liabilities Between Different Categories of Plan Participants
The duration of the principal defined benefit plan liabilities (representing 96% of total pension liabilities and other post-employment benefit liabilities) and the split of liabilities between different categories of plan participants are:

			Rest of				Rest of
	UK	Netherlands	world(a)	2023 Total	UK	Netherlands	world(a)	2022 Total
Duration (years)	12	14	10	0 to 22	13	15	11	4 to 18
Active members	7%	7%	23%	12%	8%	8%	19%	11%
Deferred members	31%	38%	14%	27%	31%	38%	14%	28%
Retired members	62%	55%	63%	61%	61%	54%	67%	61%
(a)Rest of world numbers shown are weighted averages by liabilities.

Schedule of Fair Value of Plans Assets, Which Are Reported Net of Fund Liabilities That Are Not Employee Benefits

	€ million				€ million
	31 December 2023				31 December 2022
	UK	Netherlands	Rest of world	2023 Total	UK	Netherlands	Rest of world	2022 Total
Total Pension Plans Assets	8,679	5,514	5,981	20,174	8,704	5,343	5,314	19,361
Equities Total	224	1,095	1,424	2,743	284	983	1,363	2,630
– Europe	43	171	431	645	61	165	440	666
– North America	133	670	617	1,420	160	604	594	1,358
– Other	48	254	376	678	63	214	329	606
Fixed Income Total	6,640	3,521	3,344	13,505	5,757	3,269	2,696	11,722
– Government bonds	4,773	1,461	1,546	7,780	3,795	1,297	1,215	6,307
– Investment grade corporate bonds	791	620	1,197	2,608	871	530	905	2,306
– Other Fixed Income	1,076	1,440	601	3,117	1,091	1,442	576	3,109
Derivatives	(237)	145	16	(76)	(333)	254	18	(61)
Private Equity	559	95	36	690	500	90	40	630
Property and Real Estate	674	321	412	1,407	930	422	387	1,739
Hedge Funds	136	–	69	205	225	–	76	301
Other	683	337	391	1,411	1,341	325	317	1,983
Other Pension Plans	–	–	289	289	–	–	417	417
Other Post-Employment Benefit Plans Assets	–	–	4	4	–	–	6	6
Total Assets	8,679	5,514	5,985	20,178	8,704	5,343	5,320	19,367

Schedule of Sensitivity of Pension Liabilities to Changes in the Weighted Key Assumptions
The sensitivity of the overall pension liabilities to changes in the weighted key assumptions are:

		Change in liabilities
	Change in assumption	UK	Netherlands	Total
Discount rate	Increase by 0.5%	-6%	-7%	-5%
Inflation rate	Increase by 0.5%	4%	8%	5%
Life expectancy	Increase by 1 year	4%	4%	4%
Long-term medical cost inflation(a)	Increase by 1.0%	n/a	n/a	4%
(a)Long-term medical cost inflation only relates to post-retirement medical plans and its impact on these liabilities.

Schedule of Cash Flow in Respect of Pensions and Similar Post-Employment Benefits	The table below sets out these amounts:

	€ million	€ million	€ million	€ million
	2024 Estimate	2023	2022	2021
Company contributions to funded plans:
Defined Benefit (a)	70	291	176	286
Defined Contribution	225	222	212	190
Benefits paid by the Company in respect of unfunded plans:
Defined Benefit	110	116	127	108
Group cash flow in respect of pensions and similar benefits	405	629	515	584
(a)The Group contributed a one-off contribution of $110 million into the US Pension Plan in 2023.
The Group is due to receive a partial refund of €115 million from the Netherlands Plan in 2024, per a formal agreement with the Plan allowing a return of surplus provided specific funding conditions are satisfied.
Following conclusion of the 2022 triennial valuation of the UK pension fund, the Group, in agreement with the Trustees, implemented an updated Schedule of Contributions. Deficit contributions to this fund will continue to be nil for the next few years.

Summary of Status of Performance Share Plans, Related Changes and Share Award Value Information
A summary of the status of the Performance Share Plans as at 31 December 2023, 2022 and 2021 and changes during the years ended on these dates is presented below:

	2023	2022	2021
	Number of shares	Number of shares	Number of shares
Outstanding at 1 January	17,923,890	14,318,564	11,371,436
Awarded	7,479,544	10,032,321	7,667,929
Vested	(2,021,439)	(3,101,598)	(3,425,232)
Forfeited	(2,052,057)	(3,325,397)	(1,295,569)
Outstanding at 31 December	21,329,938	17,923,890	14,318,564

	2023	2022	2021
Share award value information
Fair value per share award during the year	€45.71	€41.56	€47.64